Employee Benefits (Schedule Of Black-Scholes Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits [Abstract]
Expected life (years)	7
Expected life (years), minimum		5
Expected life (years), maximum		10
Risk free interest rate	3.51%	2.80%
Dividend yield	0.32%
Expected volatility	40.90%	45.60%